Note 2 - Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available for Sale Securities Pledged as Collateral, Book Value	$ 52,907,065	$ 42,807,840
Available-for-sale Securities, Gross Realized Gains	320,888	418,990	168,306
Available-for-sale Securities, Gross Realized Losses	286,725	199,145	0
Available for Sale Securities Gross Realized Gain (Loss) Tax Effect	12,640	81,343	62,273
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 60,733,191	$ 85,712,067
Percentage of Securities in Continuous Unrealized Loss Position to Total Investment Portfolio	70.00%	88.00%